Leases - Schedule of Maturities of Operating and Finance Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 66
2025	49
2026	35
2027	25
2028	22
Thereafter	106
Total future undiscounted cash outflows	303
Operating Lease, Liability, Undiscounted Excess Amount	(57)
Total lease liabilities	246
Finance Leases
2024	10
2025	6
2026	6
2027	29
2028	2
Thereafter	31
Total future undiscounted cash outflows	84
Finance Lease, Liability, Undiscounted Excess Amount	(19)
Finance leases:	65
2024	76
2025	55
2026	41
2027	54
2028	24
Thereafter	137
Total future undiscounted cash outflows	387
Effect of discounting	(76)
Lease liabilities	$ 311	$ 250